History And Reorganization of The Group - Summary of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Total assets	¥ 208,114,647	¥ 203,536,643
Total liabilities	126,073,572	119,938,886
Consolidated affiliated entities and subsidiaries [member]
Disclosure Of Balance Sheet Details Of Consolidated Affiliated Entities And Their Subsidiaries [Line Items]
Assets arising from inter-company transactions	9,636	8,073
Amounts due from Group companies	2,956,631	2,473,019
Total assets	5,064,124	5,938,745
Amounts due to Group companies	8,509,996	9,292,627
Total liabilities	¥ 9,414,413	¥ 10,205,635